DUE TO BANKS AND CORRESPONDENTS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deposits From Banks Explanatory [Line Items]
International funds and others	S/ 5,264,545	S/ 5,253,826
Promotional credit lines	2,029,989	1,793,205
Inter-bank funds	659,737	408,153
Due to banks and correspondents	7,954,271	7,455,184
Interest payable	42,618	38,732
Total Due to banks and correspondents	S/ 7,996,889	S/ 7,493,916